OTHER CURRENT LIABILITIES OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

(in thousands of $)	2013	2012
Deferred charter revenue	3,744	1,311
Prepaid charter income	822	2,544
Employee taxes	773	823
Other	209	11,893
	5,548	16,571

Other current liabilities at December 31, 2012, included $11.7 million compensation received from Frontline for the early termination of the charter and the estimated loss of future cash sweep income of the OBO Front Guider, which was received in advance of its disposal in March 2013.